Organization and Business (Details Narrative)	1 Months Ended			3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 USD ($)	May 31, 2014 shares	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2016 USD ($) $ / shares	Dec. 31, 2017 USD ($) a ft² shares	Dec. 31, 2016 USD ($) a $ / shares shares	Oct. 02, 2015 shares	Jul. 02, 2015 shares	Apr. 01, 2015 shares	Jan. 20, 2015 USD ($) a ft²	Jan. 02, 2015 shares	Aug. 01, 2014 shares
Common stock shares outstanding | shares							32,749,920	30,452,075
Acres owned | a							6,538	7,376
Sale of acres | a								838
Notes payable							$ 19,107,000	$ 18,886,000
Area of greenhouse | ft²							90,000
Area of warehouse and processing facility | ft²							15,000
Proceeds from long-term debt							$ 306,000	456,000
Reduction in amount owed to unit holders							863,000	1,764,000
Leasing - Greenhouse (related party)							620,000	204,000
Johnny Cannaseed, LLC [Member]
Leasing - Greenhouse (related party)							620,000
Lease receivables								$ 240,000
Sublease income							$ 308,000
GrowCo [Member]
Shares reserved for issuance | shares							10,000,000		2,500,000	2,500,000	2,500,000		2,500,000	10,000,000
Common stock shares outstanding | shares							35,000,000
Shares issued by subsidiary | shares			20,000,000
Proceeds from long-term debt		$ 5,500,000			$ 4,000,000
Notes exchanged from original debt issuance							$ 7,000,000
Proceeds from offering							1,520,000
Proceeds from additional offering							$ 386,000
GrowCo [Member] | 2016 Promissory Note [Member]
Proceeds from long-term debt				$ 300,000
Face amount of notes payable		1,500,000		1,500,000
GrowCo [Member] | Amended 2016 Promissory Notes [Member]
Notes payable	$ 100,000					$ 100,000
Warrant exercise price | $ / shares	$ 0.25					$ 0.25
Warrants to purchase shares, percentage of warrants against debt investment | $ / shares	$ 0.25					$ 0.25
Notes received warrants to purchase	$ 6,000,000
Notes exchanged from original debt issuance	200,000					$ 200,000
GrowCo [Member] | Amended 2016 Promissory Notes [Member] | Initial Debtholders [Member]
Warrant exercise price | $ / shares								$ 0.50
GrowCo [Member] | Amended 2016 Promissory Notes [Member] | Minimum [Member]
Face amount of notes payable	6,000,000					6,000,000
GrowCo [Member] | Amended 2016 Promissory Notes [Member] | Maximum [Member]
Face amount of notes payable	$ 7,000,000					7,000,000
GrowCo [Member] | Promissory Note [Member]
Face amount of notes payable								$ 300,000
Warrant exercise price | $ / shares								$ 1.00
GCP1 [Member]
Acres owned | a												40
Notes payable												$ 4,400,000
Area of greenhouse | ft²												90,000
Area of warehouse and processing facility | ft²												15,000
Write-off of receivables						1,330,000
Reduction in amount owed to unit holders						350,000
Leasing - Greenhouse (related party)						$ 25,000
GCP1 [Member] | Advances [Member]
Write-off of receivables		587,000		$ 587,000
GCP1 [Member] | Leasing Revenue [Member]
Write-off of receivables		$ 743,000
GCP2 [Member]
Acres owned | a							40
Area of greenhouse | ft²							90,000
Area of warehouse and processing facility | ft²							15,000
Arkansas River [Member]
Water asset area | ft²							14,000
Colorado [Member]
Water asset area | ft²							4,500